Investment In Unconsolidated Ventures - Summarized Balance Sheet Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Venture assets	$ 134,845,000	$ 269,666,000
Venture Borrowings	38,358,000	74,818,000
Venture Equity	69,493,000	135,495,000
Investment in venture	41,546,000	64,223,000	101,166,000
242, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Venture assets	21,408,000	23,688,000
Venture Borrowings	810,000	4,429,000
Venture Equity	19,576,000	18,536,000
Investment in venture	8,903,000	8,332,000
CJUF III, RH Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Venture assets	15,970,000
Venture Borrowings	1,000
Venture Equity	13,701,000
Investment in venture	3,836,000
CL Ashton Woods [Member]
Schedule of Equity Method Investments [Line Items]
Venture assets	15,701,000
Venture Equity	15,044,000
Investment in venture	5,775,000
CL Realty [Member]
Schedule of Equity Method Investments [Line Items]
Venture assets	8,245,000	51,096,000
Venture Borrowings		1,056,000
Venture Equity	7,842,000	48,608,000
Investment in venture	3,921,000	24,304,000
FMF Peakview [Member]
Schedule of Equity Method Investments [Line Items]
Venture assets	16,859,000
Venture Equity	13,331,000
Investment in venture	2,666,000
HM Stonewall Estates [Member]
Schedule of Equity Method Investments [Line Items]
Venture assets	5,184,000
Venture Borrowings	104,000
Venture Equity	5,080,000
Investment in venture	2,470,000
LM Land Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Venture assets	21,094,000
Venture Borrowings	3,086,000
Venture Equity	13,128,000
Investment in venture	6,045,000
Palisades West [Member]
Schedule of Equity Method Investments [Line Items]
Venture assets		124,588,000
Venture Equity		81,635,000
Investment in venture		20,412,000
Round Rock Luxury Apartments [Member]
Schedule of Equity Method Investments [Line Items]
Venture assets	332,000	34,434,000
Venture Borrowings		28,544,000
Venture Equity	325,000	4,865,000
Investment in venture	225,000	3,312,000
Temco [Member]
Schedule of Equity Method Investments [Line Items]
Venture assets	13,255,000	18,922,000
Venture Borrowings		2,787,000
Venture Equity	13,066,000	15,896,000
Investment in venture	6,533,000	7,948,000
Other Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Venture assets	16,797,000	16,938,000
Venture Borrowings	34,357,000	38,002,000
Venture Equity	(31,600,000)	(34,045,000)
Investment in venture	$ 1,172,000	$ (85,000)